Fair Value Disclosures - Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans held for sale
Aggregate Fair Value	$ 7,643	$ 12,063	$ 26,518
Difference	78	(61)	(2,342)
Contractual Principal	$ 7,565	$ 12,124	$ 28,860